Segment information (Primary segments) - Disclosure of reconciliation between adjusted profit and statutory profit (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating segments
Total Income	€ 30,822	€ 28,978
Profit before tax	9,961	9,104
Profit	8,973	6,833
Underlying Profit
Operating segments
Total Income	30,847	28,965
Profit before tax	10,347	9,337
Profit	7,328	6,376
Adjustments
Operating segments
Total Income	(25)	13
Profit before tax	(386)	(233)
Profit	1,645	457
Retail & Commercial Banking | Underlying Profit
Operating segments
Total Income	17,135	16,202
Profit before tax	5,861	5,283
Profit	4,124	3,653
Openbank | Underlying Profit
Operating segments
Total Income	6,535	6,425
Profit before tax	1,405	1,456
Profit	827	1,042
Corporate & Investment Banking | Underlying Profit
Operating segments
Total Income	4,779	4,119
Profit before tax	2,379	2,188
Profit	1,742	1,472
Wealth Management & Insurance | Underlying Profit
Operating segments
Total Income	2,093	1,930
Profit before tax	1,356	1,196
Profit	1,083	906
Payments | Underlying Profit
Operating segments
Total Income	771	641
Profit before tax	92	22
Profit	78	16
Corporate Centre | Underlying Profit
Operating segments
Total Income	(466)	(353)
Profit before tax	(746)	(807)
Profit	€ (525)	€ (713)